Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of operating segments | Segment	3
Sales of goods / services	$ 425,215	$ 384,565	$ 389,632
Rest of the World (Segment) [Member] | One major customer [Member]
Disclosure Of Operating Segments [Line Items]
Sales of goods / services	$ 36,518	$ 53,465	$ 42,279
Percentage of entity's revenue from major customer	8.59%	13.90%	10.90%